SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSIn February 2022, the Compensation Committee of the Board of Directors granted various employees RSU awards under which the holders have the right to receive an aggregate of approximately 2,100,000 shares of the Company’s common stock. These awards vest in sixteen equal quarterly installments beginning on May 20, 2022.